Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Interbank Market Debt (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	R$ 134,670	R$ 124,587	R$ 129,648
Financial credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	R$ 37,928	27,691
Financial credit bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	0.00%
Financial credit bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	110.00%
Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	R$ 9,546	18,525
Real estate credit bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	82.00%
Real estate credit bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	95.00%
Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	R$ 18,013	15,101
Agribusiness credit bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	70.00%
Agribusiness credit bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	98.00%
Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	96.00%
Interbank market debt	R$ 1,227
Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	R$ 50,050	39,089
Import and export financing [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	0.79%
Import and export financing [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	11.10%
On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	R$ 17,906	24,181
On-lending - domestic [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	2.50%
On-lending - domestic [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	14.50%
Current [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	R$ 73,176	73,381
Current [Member] | Financial credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	9,139	13,234
Current [Member] | Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	6,465	14,046
Current [Member] | Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	9,586	7,562
Current [Member] | Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	42,685	30,548
Current [Member] | On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	5,301	7,991
Non-current [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	61,494	51,206
Non-current [Member] | Financial credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	28,789	14,457
Non-current [Member] | Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	3,081	4,479
Non-current [Member] | Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	8,427	7,539
Non-current [Member] | Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	1,227
Non-current [Member] | Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	7,365	8,541
Non-current [Member] | On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	R$ 12,605	R$ 16,190